Personnel Expenses - Summary of Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Short-term employee benefits	$ 2,007,954	$ 2,216,769
Contributions to defined contribution plans	8,399	9,570
Current and past service costs related to defined benefit plans	58,537	116,506
Termination benefits	16,743	6,688
Equity-settled share-based payment transactions	13,451	14,648
Cash-settled share-based payment transactions	4,538	(1,325)
Personnel expenses	$ 2,109,622	$ 2,362,856